Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Disclosure of financial assets

	December 31, 2024	December 31, 2023

Assets
Foreign currency collars	$—	$1,338
Euro forward contracts	—	1,513
Interest rate swaps	—	458
Foreign currency forward contracts	—	6,229
Share purchase warrants	52	—
Total assets	$52	$9,538

Classified as:	December 31, 2024	December 31, 2023

Current	$52	$2,502
Non-current	—	7,036
	$52	$9,538

Disclosure of financial liabilities

	December 31, 2024	December 31, 2023

Liabilities
Foreign currency collars	$194	$—
Euro forward contracts	2,353	35
Gold collars	20,465	3,026
Gold commodity swaps	18,149	2,966
Copper commodity swaps	3,165	1,032
Interest rate swaps	12,167	12,063
Foreign currency forward contracts	4,837	—
Total liabilities	$61,330	$19,122

Classified as:	December 31, 2024	December 31, 2023

Current	$25,587	$279
Non-current	35,743	18,843
	$61,330	$19,122

Disclosure of outstanding foreign currency collars
As at December 31, 2024, the Company's outstanding foreign currency collars were as follows:

2025
Canadian dollar collars
Canadian dollar contracts	US$90,000
Weighted average put strike price (USD:CDN)	1.33
Weighted average call strike price (USD:CDN)	1.56

Euro collars
Euro contracts	US$72,000
Weighted average put strike price (EUR:USD)	1.10
Weighted average call strike price (EUR:USD)	0.99

Disclosure of movement of derivative assets (liabilities)

	Year ended December 31,
	2024	2023

Opening derivative asset	$1,338	$—
Change in fair value	(1,537)	1,346
Settlements	5	(8)
Closing derivative (liability) asset	$(194)	$1,338
The foreign currency forward contracts have not been designated as hedging instruments. Changes in the fair value of the foreign currency forward contracts are recorded in other income (expense). Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
	2024	2023

Opening derivative asset	$1,478	$—
Change in fair value	(5,088)	1,478
Settlements	1,257	—
Closing derivative (liability) asset	$(2,353)	$1,478
Changes in the fair value of gold collars outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
	2024	2023

Opening derivative liability	$(3,026)	$—
Change in fair value	(17,439)	(3,026)
Closing derivative liability	$(20,465)	$(3,026)
Changes in the fair value of gold commodity swaps outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
Gold commodity swaps	2024	2023

Opening derivative liability	$(2,966)	$—
Change in fair value	(15,183)	(2,966)
Closing derivative liability	$(18,149)	$(2,966)

Changes in the fair value of copper commodity swaps outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
Copper commodity swaps	2024	2023

Opening derivative liability	$(1,032)	$—
Change in fair value	(2,133)	(1,032)
Closing derivative liability	$(3,165)	$(1,032)
Changes in the fair value of interest rate swaps outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
	2024	2023

Opening derivative liability	$(11,605)	$—
Change in fair value	850	(11,182)
Settlements	(1,412)	(423)
Closing derivative liability	$(12,167)	$(11,605)
Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2024 were as follows:

	Year ended December 31,
	2024	2023

Opening derivative asset	$6,229	$—
Change in fair value	(11,066)	6,229
Closing derivative (liability) asset	$(4,837)	$6,229

Disclosure of outstanding gold collars
As at December 31, 2024, the Company's outstanding gold collars were as follows:

2025

Gold ounces	200,004
Weighted average put strike price per ounce	US$1,900
Weighted average call strike price per ounce	US$2,667